Long-Term Debt - Schedule of Term Loan and Equipment Advances (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Principle outstanding	$ 10,000	$ 10,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Principle outstanding	$ 3,000	$ 3,000
Debt Maturity Date	Apr. 01, 2023	Apr. 01, 2023
Equipment Advances - January 31, 2019 Issuance [Member]
Debt Instrument [Line Items]
Debt Principle outstanding	$ 2,410	$ 2,410
Debt Maturity Date	Jan. 01, 2022	Jan. 01, 2022
Equipment Advances - April 29, 2019 Issuance [Member]
Debt Instrument [Line Items]
Debt Principle outstanding	$ 2,428	$ 2,428
Debt Maturity Date	Apr. 01, 2022	Apr. 01, 2022
Equipment Advances - June 27, 2019 Issuance [Member]
Debt Instrument [Line Items]
Debt Principle outstanding	$ 2,162	$ 2,162
Debt Maturity Date	Jun. 01, 2022	Jun. 01, 2022